Other assets and prepaid expenses	12 Months Ended
Dec. 31, 2023
Other assets and prepaid expenses
Other assets and prepaid expenses

21.Other assets and prepaid expenses

Other assets and prepaid expenses as of December 31, 2023 of €5.5 million (2022: €2.5 million) are short-term in nature, do not bear interest and are not impaired. The other assets and prepaid expenses mainly comprise a prepayment of €3.4 million for services to be provided in respect of managing clinical trials and  €0.9 million as a start-up fee for services associated with a clinical trial. Other assets and prepaid expenses as of December 31, 2022 included €1.1 million for the reservation of manufacturing capacity and €0.5 million prepayment for assets secured for the Mannheim premises.